Stock Option and Incentive Plan - Summary of Stock Options Outstanding (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2014
Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Range	$ 0.88
Exercise Price, Upper Range	$ 26.68
Number of Options, Outstanding	826
Weighted Average Remaining Contractual Life (in Years)	4 years 10 months 10 days
Weighted Average Exercise Price, Outstanding	$ 23.63
Number of Options, Exercisable	462
Weighted Average Exercise Price, Exercisable	$ 21.31
Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Range	$ 26.85
Exercise Price, Upper Range	$ 28.66
Number of Options, Outstanding	1,366
Weighted Average Remaining Contractual Life (in Years)	6 years 9 months 7 days
Weighted Average Exercise Price, Outstanding	$ 28.57
Number of Options, Exercisable	584
Weighted Average Exercise Price, Exercisable	$ 28.58
Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Range	$ 28.75
Exercise Price, Upper Range	$ 32.97
Number of Options, Outstanding	2,198
Weighted Average Remaining Contractual Life (in Years)	6 years 2 months 1 day
Weighted Average Exercise Price, Outstanding	$ 29.94
Number of Options, Exercisable	1,152
Weighted Average Exercise Price, Exercisable	$ 30.46
Exercise Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Range	$ 32.99
Exercise Price, Upper Range	$ 35.69
Number of Options, Outstanding	2,340
Weighted Average Remaining Contractual Life (in Years)	7 years 2 months 12 days
Weighted Average Exercise Price, Outstanding	$ 34.82
Number of Options, Exercisable	778
Weighted Average Exercise Price, Exercisable	$ 34.91
Exercise Price Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Range	$ 35.70
Exercise Price, Upper Range	$ 40.46
Number of Options, Outstanding	1,451
Weighted Average Remaining Contractual Life (in Years)	8 years 5 months 5 days
Weighted Average Exercise Price, Outstanding	$ 38.55
Number of Options, Exercisable	206
Weighted Average Exercise Price, Exercisable	$ 37.79
Exercise Price Range Six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Range	$ 41.24
Exercise Price, Upper Range	$ 48.12
Number of Options, Outstanding	1,382
Weighted Average Remaining Contractual Life (in Years)	9 years 5 months 16 days
Weighted Average Exercise Price, Outstanding	$ 43.92